UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential QMA Long-Short Equity
Fund, Prudential QMA Large-Cap Core Equity Plus Fund, Prudential US Real Estate Fund
and Prudential Short Duration Muni High Income Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2018

Date of reporting period:	12/31/2017

Item 1.	Schedule of Investments

Prudential QMA Large-Cap Core Equity Plus Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 129.6%
COMMON STOCKS — 129.4%
Aerospace & Defense — 2.1%
Boeing Co. (The)	150	$44,237
Ducommun, Inc.*	2,400	68,280
Lockheed Martin Corp.(u)	550	176,577
Northrop Grumman Corp.	290	89,004
Spirit AeroSystems Holdings, Inc., (Class A Stock)	800	69,800

		447,898

Air Freight & Logistics — 0.8%
United Parcel Service, Inc., (Class B Stock)(u)	1,480	176,342

Airlines — 0.3%
Hawaiian Holdings, Inc.	1,800	71,730

Auto Components — 0.5%
BorgWarner, Inc.	2,200	112,398

Automobiles — 1.5%
Ford Motor Co.	11,800	147,382
General Motors Co.	1,900	77,881
Thor Industries, Inc.	710	107,011

		332,274

Banks — 6.1%
Bank of America Corp.(u)	13,100	386,712
Citigroup, Inc.(u)	3,900	290,199
JPMorgan Chase & Co.(u)	4,300	459,842
U.S. Bancorp	500	26,790
Wells Fargo & Co.	2,400	145,608

		1,309,151

Beverages — 2.6%
Coca-Cola Co. (The)(u)	5,700	261,516
Constellation Brands, Inc., (Class A Stock)	110	25,143
PepsiCo, Inc.(u)	2,230	267,421

		554,080

Biotechnology — 5.3%
AbbVie, Inc.(u)	2,600	251,446
Alexion Pharmaceuticals, Inc.*	450	53,815
AMAG Pharmaceuticals, Inc.*	500	6,625
Amgen, Inc.(u)	1,220	212,158
Bioverativ, Inc.*	1,800	97,056
Celgene Corp.*(u)	1,460	152,366
Eagle Pharmaceuticals, Inc.*	1,700	90,814
Gilead Sciences, Inc.(u)	2,700	193,428
Halozyme Therapeutics, Inc.*	1,200	24,312
MiMedx Group, Inc.*	5,400	68,094

		1,150,114

Building Products — 0.6%
Builders FirstSource, Inc.*	5,400	117,666
Universal Forest Products, Inc.	540	20,315

		137,981

Capital Markets — 3.3%
Affiliated Managers Group, Inc.	50	10,263
BGC Partners, Inc., (Class A Stock)	900	13,599
Goldman Sachs Group, Inc. (The)	540	137,570

Invesco Ltd.	3,300	120,582
Morgan Stanley	2,800	146,916
S&P Global, Inc.	890	150,766
T. Rowe Price Group, Inc.	1,200	125,916

		705,612

Chemicals — 2.7%
Air Products & Chemicals, Inc.	460	75,477
Chemours Co. (The)	1,900	95,114
Ingevity Corp.*	1,700	119,799
Koppers Holdings, Inc.*	2,400	122,160
LyondellBasell Industries NV, (Class A Stock)	1,300	143,416
Westlake Chemical Corp.	300	31,959

		587,925

Commercial Services & Supplies — 0.9%
Herman Miller, Inc.	2,500	100,125
Quad/Graphics, Inc.	4,400	99,440

		199,565

Communications Equipment — 1.4%
ARRIS International PLC*	3,600	92,484
Cisco Systems, Inc.	500	19,150
Harris Corp.	850	120,403
Juniper Networks, Inc.	1,500	42,750
Motorola Solutions, Inc.	200	18,068

		292,855

Construction & Engineering — 0.8%
EMCOR Group, Inc.	1,200	98,100
Valmont Industries, Inc.	430	71,316

		169,416

Construction Materials — 0.1%
United States Lime & Minerals, Inc.	200	15,420

Consumer Finance — 1.0%
Capital One Financial Corp.	1,700	169,286
Navient Corp.	3,100	41,292

		210,578

Containers & Packaging — 0.5%
Greif, Inc., (Class A Stock)	1,500	90,870
Owens-Illinois, Inc.*	1,200	26,604

		117,474

Distributors — 0.5%
LKQ Corp.*	2,400	97,608

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., (Class B Stock)*(u)	1,220	241,828
Cannae Holdings, Inc.*	1,800	30,654

		272,482

Diversified Telecommunication Services — 1.5%
AT&T, Inc.(u)	3,000	116,640
Verizon Communications, Inc.	4,100	217,013

		333,653

Electric Utilities — 1.8%
Exelon Corp.	3,500	137,935
NextEra Energy, Inc.	920	143,695
PPL Corp.	3,200	99,040

		380,670

Electrical Equipment — 0.6%
AMETEK, Inc.	1,700	123,199

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	1,800	71,316
IPG Photonics Corp.*	150	32,120
Jabil, Inc.	400	10,500
Trimble, Inc.*	400	16,256

		130,192

Energy Equipment & Services — 0.7%
Halliburton Co.	3,200	156,384

Equity Real Estate Investment Trusts (REITs) — 3.7%
American Tower Corp.	1,050	149,803
Brixmor Property Group, Inc.	1,800	33,588
Chesapeake Lodging Trust	1,800	48,762
DDR Corp.	10,100	90,496
Franklin Street Properties Corp.	9,900	106,326
HCP, Inc.	1,300	33,904
Hospitality Properties Trust	3,200	95,520
Prologis, Inc.	200	12,902
Spirit Realty Capital, Inc.	11,900	102,102
Weyerhaeuser Co.	3,700	130,462

		803,865

Food & Staples Retailing — 2.6%
CVS Health Corp.	2,400	174,000
Kroger Co. (The)	4,900	134,505
Performance Food Group Co.*	3,500	115,850
Wal-Mart Stores, Inc.	1,400	138,250

		562,605

Food Products — 1.3%
Conagra Brands, Inc.	400	15,068
Lamb Weston Holdings, Inc.	400	22,580
Pilgrim’s Pride Corp.*	3,400	105,604
Tyson Foods, Inc., (Class A Stock)	1,700	137,819

		281,071

Health Care Equipment & Supplies — 5.2%
Abbott Laboratories	2,900	165,503
Align Technology, Inc.*	150	33,328
Baxter International, Inc.	2,000	129,280
Becton, Dickinson & Co.	710	151,983
Boston Scientific Corp.*	4,700	116,513
Cooper Cos., Inc. (The)	110	23,967
Danaher Corp.	1,700	157,794
Inogen, Inc.*	150	17,862
Medtronic PLC(u)	2,400	193,800
Meridian Bioscience, Inc.	6,800	95,200
STERIS PLC	500	43,735

		1,128,965

Health Care Providers & Services — 3.3%
Anthem, Inc.	50	11,250
Centene Corp.*	1,200	121,056
Express Scripts Holding Co.*	2,300	171,672
McKesson Corp.	120	18,714
Molina Healthcare, Inc.*	200	15,336
UnitedHealth Group, Inc.(u)	1,410	310,849
WellCare Health Plans, Inc.*	340	68,377

		717,254

Health Care Technology — 0.4%
Cotiviti Holdings, Inc.*	2,900	93,409

Hotels, Restaurants & Leisure — 2.7%
Hilton Grand Vacations, Inc.*	2,700	113,265
Hilton Worldwide Holdings, Inc.	1,600	127,776
Las Vegas Sands Corp.	800	55,592
McDonald’s Corp.(u)	1,380	237,526
Yum China Holdings, Inc.	400	16,008
Yum! Brands, Inc.	300	24,483

		574,650

Household Durables — 0.7%
New Home Co., Inc. (The)*	3,100	38,843
NVR, Inc.*	31	108,755

		147,598

Household Products — 0.9%
Kimberly-Clark Corp.	1,000	120,660
Procter & Gamble Co. (The)	800	73,504

		194,164

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp.	9,400	101,802
NRG Energy, Inc.	4,400	125,312

		227,114

Industrial Conglomerates — 2.2%
3M Co.	950	223,602
General Electric Co.	2,100	36,645
Honeywell International, Inc.(u)	1,420	217,771

		478,018

Insurance — 2.4%
Aflac, Inc.	1,500	131,670
Allstate Corp. (The)	1,200	125,652
American Financial Group, Inc.	20	2,171
Genworth Financial, Inc., (Class A Stock)*	2,500	7,775
National General Holdings Corp.	5,600	109,984
Old Republic International Corp.	700	14,966
Unum Group	2,200	120,758

		512,976

Internet & Direct Marketing Retail — 2.5%
1-800-Flowers.com, Inc., (Class A Stock)*	4,700	50,290
Amazon.com, Inc.*(u)	238	278,334
FTD Cos., Inc.*	2,600	18,694
Groupon, Inc.*	8,300	42,330
Liberty Interactive Corp. QVC Group, (Class A Stock)*	1,900	46,398
Nutrisystem, Inc.	1,900	99,940

		535,986

Internet Software & Services — 7.1%
Akamai Technologies, Inc.*	1,200	78,048
Alphabet, Inc., (Class A Stock)*(u)	279	293,898
Alphabet, Inc., (Class C Stock)*(u)	380	397,632
eBay, Inc.*	2,200	83,028
Etsy, Inc.*	5,800	118,610
Facebook, Inc., (Class A Stock)*(u)	2,780	490,559
XO Group, Inc.*	4,100	75,686

		1,537,461

IT Services — 5.4%
Accenture PLC, (Class A Stock)(u)	1,290	197,486
Automatic Data Processing, Inc.	600	70,314
Booz Allen Hamilton Holding Corp.	1,300	49,569
CACI International, Inc., (Class A Stock)*	50	6,617
Cognizant Technology Solutions Corp., (Class A Stock)	2,000	142,040
CSRA, Inc.	2,800	83,776
DST Systems, Inc.	1,900	117,933
EPAM Systems, Inc.*	300	32,229
First Data Corp., (Class A Stock)*	5,500	91,905
Total System Services, Inc.	800	63,272
Visa, Inc., (Class A Stock)(u)	2,640	301,013
Western Union Co. (The)	900	17,109

		1,173,263

Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	270	58,992
PerkinElmer, Inc.	200	14,624

		73,616

Machinery — 3.3%
Caterpillar, Inc.(u)	610	96,124
Cummins, Inc.	770	136,013
Fortive Corp.	1,200	86,820
Global Brass & Copper Holdings, Inc.	3,100	102,610
Illinois Tool Works, Inc.	110	18,353
Mueller Industries, Inc.	3,000	106,290
Oshkosh Corp.	1,300	118,157
Terex Corp.	1,000	48,220

		712,587

Media — 2.1%
Comcast Corp., (Class A Stock)	3,400	136,170
Discovery Communications, Inc., (Class C Stock)*	3,900	82,563
Saga Communications, Inc., (Class A Stock)	400	16,180
Sinclair Broadcast Group, Inc., (Class A Stock)	2,400	90,840
TEGNA, Inc.	6,600	92,928
Twenty-First Century Fox, Inc., (Class A Stock)	700	24,171

		442,852

Metals & Mining — 1.4%
Alcoa Corp.*	2,100	113,127
Freeport-McMoRan, Inc.*	8,700	164,952
Steel Dynamics, Inc.	300	12,939

		291,018

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Corp.	500	6,815
Western Asset Mortgage Capital Corp.	9,400	93,530

		100,345

Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	600	17,016
DTE Energy Co.	250	27,365
MDU Resources Group, Inc.	3,600	96,768
NiSource, Inc.	1,200	30,804

		171,953

Multiline Retail — 0.4%
Kohl’s Corp.	1,000	54,230
Macy’s, Inc.	1,500	37,785

		92,015

Oil, Gas & Consumable Fuels — 8.3%
Anadarko Petroleum Corp.	2,600	139,464
Chevron Corp.	1,030	128,946
CNX Resources Corp.*	4,300	62,909
ConocoPhillips	3,200	175,648
CVR Energy, Inc.	900	33,516
Devon Energy Corp.	3,300	136,620
EOG Resources, Inc.	300	32,373
Exxon Mobil Corp.(u)	5,300	443,292
Kinder Morgan, Inc.	5,500	99,385
Marathon Petroleum Corp.	2,300	151,754
Newfield Exploration Co.*	3,800	119,814
Par Pacific Holdings, Inc.*	4,700	90,616
Valero Energy Corp.	1,800	165,438

		1,779,775

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.*	2,600	68,276

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), (Class A Stock)	470	59,803

Pharmaceuticals — 4.1%
Allergan PLC	750	122,685
Corcept Therapeutics, Inc.*	5,400	97,524
Endo International PLC*	11,000	85,250
Johnson & Johnson(u)	2,070	289,220
Mallinckrodt PLC*	2,900	65,424
Merck & Co., Inc.	1,600	90,032
Pfizer, Inc.	1,400	50,708
Zoetis, Inc.	1,100	79,244

		880,087

Professional Services — 0.6%
Insperity, Inc.	2,400	137,640

Real Estate Management & Development — 1.1%
CBRE Group, Inc., (Class A Stock)*	3,000	129,930
RMR Group, Inc. (The), (Class A Stock)	1,700	100,810

		230,740

Road & Rail — 1.3%
Kansas City Southern	420	44,192
Norfolk Southern Corp.	1,050	152,145

Old Dominion Freight Line, Inc.	360	47,358
Union Pacific Corp.	340	45,594

		289,289

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Energy Industries, Inc.*	200	13,496
Applied Materials, Inc.	2,500	127,800
Broadcom Ltd.(u)	780	200,382
Entegris, Inc.	1,000	30,450
Intel Corp.(u)	7,000	323,120
KLA-Tencor Corp.	700	73,549
Lam Research Corp.	130	23,929
Micron Technology, Inc.*	200	8,224
MKS Instruments, Inc.	1,100	103,950
NVIDIA Corp.	70	13,545
ON Semiconductor Corp.*	4,200	87,948
Skyworks Solutions, Inc.	940	89,253
Synaptics, Inc.*	1,000	39,940
Texas Instruments, Inc.	1,200	125,328
Ultra Clean Holdings, Inc.*	1,700	39,253

		1,300,167

Software — 8.2%
Activision Blizzard, Inc.	1,700	107,644
Adobe Systems, Inc.*(u)	1,130	198,021
American Software, Inc., (Class A Stock)	3,300	38,379
ANSYS, Inc.*	60	8,855
CA, Inc.	700	23,296
Cadence Design Systems, Inc.*	1,000	41,820
Dell Technologies, Inc., (Class V Stock)*	900	73,152
Electronic Arts, Inc.*	990	104,010
Fortinet, Inc.*	2,600	113,594
Intuit, Inc.	590	93,090
Microsoft Corp.(u)	6,300	538,902
Oracle Corp.(u)	4,900	231,672
Progress Software Corp.	200	8,514
Qualys, Inc.*	100	5,935
salesforce.com, Inc.*(u)	1,700	173,791

		1,760,675

Specialty Retail — 2.5%
Dick’s Sporting Goods, Inc.	300	8,622
Foot Locker, Inc.	2,900	135,952
Genesco, Inc.*	200	6,500
Group 1 Automotive, Inc.	100	7,097
Home Depot, Inc. (The)	210	39,801
Murphy USA, Inc.*	1,200	96,432
Ross Stores, Inc.	1,800	144,450
Tilly’s, Inc., (Class A Stock)	7,000	103,320

		542,174

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.(u)	5,100	863,073
HP, Inc.	2,700	56,727
Western Digital Corp.	1,600	127,248

		1,047,048

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.*	1,700	133,603
Skechers U.S.A., Inc., (Class A Stock)*	3,500	132,440
Wolverine World Wide, Inc.	1,600	51,008

		317,051

Thrifts & Mortgage Finance — 0.6%
Radian Group, Inc.	5,800	119,538

Tobacco — 1.2%
Altria Group, Inc.(u)	3,400	242,794
Philip Morris International, Inc.	150	15,848

		258,642

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	100	6,810
GMS, Inc.*	200	7,528
Rush Enterprises, Inc., (Class B Stock)*	700	33,747
Veritiv Corp.*	3,200	92,480
WESCO International, Inc.*	300	20,445

		161,010

TOTAL COMMON STOCKS (cost $26,196,286)		27,889,701

EXCHANGE TRADED FUND — 0.2%
SPDR S&P 500 ETF Trust (cost $50,013)	200	53,372

TOTAL LONG-TERM INVESTMENTS (cost $26,246,299)		27,943,073

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.6% (cost $26,246,299)		27,943,073

SECURITIES SOLD SHORT — (29.9)%
COMMON STOCKS
Aerospace & Defense — (0.3)%
Aerojet Rocketdyne Holdings, Inc.*	300	(9,360)
Axon Enterprise, Inc.*	300	(7,950)
Cubic Corp.	900	(53,055)

		(70,365)

Air Freight & Logistics — (0.1)%
XPO Logistics, Inc.*	200	(18,318)

Airlines — (0.2)%
Spirit Airlines, Inc.*	900	(40,365)

Auto Components — (0.1)%
Cooper Tire & Rubber Co.	600	(21,210)

Automobiles — (0.5)%
Tesla, Inc.*	340	(105,859)

Banks — (0.2)%
First Republic Bank	300	(25,992)
MB Financial, Inc.	200	(8,904)
South State Corp.	200	(17,430)

		(52,326)

Biotechnology — (2.0)%
Amicus Therapeutics, Inc.*	5,700	(82,023)
Arena Pharmaceuticals, Inc.*	300	(10,191)
BioCryst Pharmaceuticals, Inc.*	3,400	(16,694)
Heron Therapeutics, Inc.*	1,900	(34,390)
Insmed, Inc.*	2,600	(81,068)
Progenics Pharmaceuticals, Inc.*	2,400	(14,280)
Puma Biotechnology, Inc.*	800	(79,080)
Spark Therapeutics, Inc.*	1,200	(61,704)
Spectrum Pharmaceuticals, Inc.*	2,900	(54,955)

		(434,385)

Capital Markets — (0.3)%
Artisan Partners Asset Management, Inc., (Class A Stock)	1,600	(63,200)

Chemicals — (0.3)%
Codexis, Inc.*	1,700	(14,195)
PPG Industries, Inc.	200	(23,364)
RPM International, Inc.	300	(15,726)
WR Grace & Co.	100	(7,013)

		(60,298)

Commercial Services & Supplies — (0.7)%
ABM Industries, Inc.	200	(7,544)
Clean Harbors, Inc.*	100	(5,420)
Covanta Holding Corp.	700	(11,830)
Healthcare Services Group, Inc.	400	(21,088)
Mobile Mini, Inc.	1,500	(51,750)
Rollins, Inc.	600	(27,918)
Team, Inc.*	1,000	(14,900)

		(140,450)

Communications Equipment — (1.1)%
Ciena Corp.*	1,500	(31,395)
Finisar Corp.*	3,000	(61,050)
Infinera Corp.*	1,600	(10,128)
Lumentum Holdings, Inc.*	1,700	(83,130)
ViaSat, Inc.*	600	(44,910)

		(230,613)

Construction & Engineering — (0.1)%
NV5 Global, Inc.*	400	(21,660)

Construction Materials — (0.5)%
Summit Materials, Inc., (Class A Stock)*	3,346	(105,198)

Containers & Packaging — 0.0%
AptarGroup, Inc.	100	(8,628)

Diversified Consumer Services — (0.4)%
Adtalem Global Education, Inc.*	600	(25,230)
Chegg, Inc.*	3,700	(60,384)

		(85,614)

Electric Utilities — (0.5)%
ALLETE, Inc.	1,300	(96,668)
Alliant Energy Corp.	500	(21,305)

		(117,973)

Equity Real Estate Investment Trusts (REITs) — (1.6)%
Acadia Realty Trust	200	(5,472)
CareTrust REIT, Inc.	600	(10,056)
CubeSmart	3,000	(86,760)
CyrusOne, Inc.	900	(53,577)
Life Storage, Inc.	600	(53,442)
National Storage Affiliates Trust	1,500	(40,890)
Public Storage	120	(25,080)
Realty Income Corp.	1,400	(79,828)

		(355,105)

Food Products — (0.3)%
Blue Buffalo Pet Products, Inc.*	1,800	(59,022)

Health Care Equipment & Supplies — (2.1)%
AxoGen, Inc.*	1,100	(31,130)
DexCom, Inc.*	200	(11,478)
Entellus Medical, Inc.*	800	(19,512)
Glaukos Corp.*	1,200	(30,780)
ICU Medical, Inc.*	30	(6,480)
Invacare Corp.	500	(8,425)
Nevro Corp.*	1,000	(69,040)
NuVasive, Inc.*	1,800	(105,282)
Oxford Immunotec Global PLC*	900	(12,573)
Penumbra, Inc.*	1,100	(103,510)
Quidel Corp.*	1,200	(52,020)

		(450,230)

Health Care Providers & Services — (1.1)%
AAC Holdings, Inc.*	800	(7,200)
Aceto Corp.	1,000	(10,330)
BioTelemetry, Inc.*	300	(8,970)
Capital Senior Living Corp.*	1,000	(13,490)
Community Health Systems, Inc.*	4,000	(17,040)
Cross Country Healthcare, Inc.*	1,300	(16,588)
Surgery Partners, Inc.*	1,700	(20,570)
Teladoc, Inc.*	2,000	(69,700)
Tivity Health, Inc.*	1,400	(51,170)
US Physical Therapy, Inc.	400	(28,880)

		(243,938)

Health Care Technology — (0.1)%
Evolent Health, Inc., (Class A Stock)*	2,300	(28,290)

Hotels, Restaurants & Leisure — (1.4)%
Belmond Ltd. (United Kingdom), (Class A Stock)*	3,500	(42,875)
Lindblad Expeditions Holdings, Inc.*	1,600	(15,664)
Red Rock Resorts, Inc., (Class A Stock)	1,000	(33,740)
Six Flags Entertainment Corp.	1,700	(113,169)
Vail Resorts, Inc.	430	(91,362)

		(296,810)

Household Durables — (0.1)%
Universal Electronics, Inc.*	500	(23,625)

Independent Power & Renewable Electricity Producers — (0.4)%
Ormat Technologies, Inc.	900	(57,564)
Pattern Energy Group, Inc.	900	(19,341)

		(76,905)

Insurance — (0.5)%
Arch Capital Group Ltd.*	900	(81,693)
eHealth, Inc.*	600	(10,422)
XL Group Ltd. (Bermuda)	400	(14,064)

		(106,179)

Internet & Direct Marketing Retail — (0.4)%
Expedia, Inc.	180	(21,559)
Wayfair, Inc., (Class A Stock)*	800	(64,216)

		(85,775)

Internet Software & Services — (1.9)%
2U, Inc.*	900	(58,059)
Box, Inc., (Class A Stock)*	3,700	(78,144)
ChannelAdvisor Corp.*	900	(8,100)
Cornerstone OnDemand, Inc.*	1,600	(56,528)
GoDaddy, Inc., (Class A Stock)*	2,200	(110,616)
GTT Communications, Inc.*	300	(14,085)
Instructure, Inc.*	1,000	(33,100)
MuleSoft, Inc., (Class A Stock)*	1,000	(23,260)
Okta, Inc.*	500	(12,805)
TrueCar, Inc.*	1,400	(15,680)

		(410,377)

IT Services — (2.2)%
Blackhawk Network Holdings, Inc.*	1,200	(42,780)
Gartner, Inc.*	770	(94,825)
Square, Inc., (Class A Stock)*	2,900	(100,543)
Vantiv, Inc., (Class A Stock)*	1,400	(102,970)
WEX, Inc.*	900	(127,107)

		(468,225)

Leisure Products — 0.0%
Vista Outdoor, Inc.*	500	(7,285)

Life Sciences Tools & Services — (0.3)%
INC Research Holdings, Inc., (Class A Stock)*	1,300	(56,680)

Machinery — (1.2)%
Chart Industries, Inc.*	400	(18,744)
CIRCOR International, Inc.	600	(29,208)
John Bean Technologies Corp.	60	(6,648)
Tennant Co.	600	(43,590)
Trinity Industries, Inc.	1,300	(48,698)
Wabtec Corp.	1,300	(105,859)

		(252,747)

Metals & Mining — (0.3)%
Allegheny Technologies, Inc.*	2,300	(55,522)
Haynes International, Inc.	400	(12,820)

		(68,342)

Oil, Gas & Consumable Fuels — (2.3)%
Callon Petroleum Co.*	7,100	(86,265)
Centennial Resource Development, Inc., (Class A Stock)*	500	(9,900)
EQT Corp.	1,200	(68,304)
Extraction Oil & Gas, Inc.*	600	(8,586)
Green Plains, Inc.	1,400	(23,590)
Gulfport Energy Corp.*	3,000	(38,280)
Halcon Resources Corp.*	5,200	(39,364)
Parsley Energy, Inc., (Class A Stock)*	1,800	(52,992)
PDC Energy, Inc.*	1,800	(92,772)

Ring Energy, Inc.*	1,900	(26,410)
SemGroup Corp., (Class A Stock)	600	(18,120)
SRC Energy, Inc.*	1,800	(15,354)
Stone Energy Corp.*	700	(22,512)

		(502,449)

Pharmaceuticals — (0.2)%
Aratana Therapeutics, Inc.*	1,500	(7,890)
Impax Laboratories, Inc.*	1,100	(18,315)
Medicines Co. (The)*	700	(19,138)

		(45,343)

Professional Services — (1.1)%
Equifax, Inc.	510	(60,139)
IHS Markit Ltd.*	1,800	(81,270)
WageWorks, Inc.*	1,400	(86,800)

		(228,209)

Real Estate Management & Development — (0.5)%
Howard Hughes Corp. (The)*	840	(110,267)

Semiconductors & Semiconductor Equipment — (1.5)%
Ambarella, Inc.*	500	(29,375)
Ichor Holdings Ltd.*	600	(14,760)
Inphi Corp.*	1,500	(54,900)
Integrated Device Technology, Inc.*	600	(17,838)
MACOM Technology Solutions Holdings, Inc.*	2,200	(71,588)
MaxLinear, Inc.*	2,300	(60,766)
PDF Solutions, Inc.*	1,100	(17,270)
Veeco Instruments, Inc.*	1,700	(25,245)
Xperi Corp.	1,200	(29,280)

		(321,022)

Software — (2.2)%
Blackline, Inc.*	1,800	(59,040)
Ebix, Inc.	900	(71,325)
Ellie Mae, Inc.*	200	(17,880)
FireEye, Inc.*	2,300	(32,660)
Guidewire Software, Inc.*	400	(29,704)
Model N, Inc.*	1,000	(15,750)
Proofpoint, Inc.*	300	(26,643)
Splunk, Inc.*	1,600	(132,544)
Workday, Inc., (Class A Stock)*	940	(95,636)

		(481,182)

Specialty Retail — (0.4)%
Floor & Decor Holdings, Inc., (Class A Stock)*	500	(24,340)
Monro, Inc.	1,100	(62,645)

		(86,985)

Technology Hardware, Storage & Peripherals — (0.4)%
Diebold Nixdorf, Inc.	1,000	(16,350)
Electronics For Imaging, Inc.*	1,600	(47,248)
USA Technologies, Inc.*	1,700	(16,575)

		(80,173)

Trading Companies & Distributors — (0.1)%
SiteOne Landscape Supply, Inc.*	200	(15,340)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.7% (cost $19,982,441)	21,506,106
Other assets in excess of liabilities — 0.3%	54,714

NET ASSETS — 100.0%	$21,560,820

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$447,898	$—	$—
Air Freight & Logistics	176,342	—	—
Airlines	71,730	—	—
Auto Components	112,398	—	—
Automobiles	332,274	—	—
Banks	1,309,151	—	—
Beverages	554,080	—	—
Biotechnology	1,150,114	—	—
Building Products	137,981	—	—
Capital Markets	705,612	—	—
Chemicals	587,925	—	—
Commercial Services & Supplies	199,565	—	—
Communications Equipment	292,855	—	—
Construction & Engineering	169,416	—	—
Construction Materials	15,420	—	—
Consumer Finance	210,578	—	—
Containers & Packaging	117,474	—	—
Distributors	97,608	—	—
Diversified Financial Services	272,482	—	—
Diversified Telecommunication Services	333,653	—	—
Electric Utilities	380,670	—	—
Electrical Equipment	123,199	—	—
Electronic Equipment, Instruments & Components	130,192	—	—
Energy Equipment & Services	156,384	—	—
Equity Real Estate Investment Trusts (REITs)	803,865	—	—
Food & Staples Retailing	562,605	—	—
Food Products	281,071	—	—
Health Care Equipment & Supplies	1,128,965	—	—
Health Care Providers & Services	717,254	—	—
Health Care Technology	93,409	—	—
Hotels, Restaurants & Leisure	574,650	—	—
Household Durables	147,598	—	—
Household Products	194,164	—	—
Independent Power & Renewable Electricity Producers	227,114	—	—

Industrial Conglomerates	478,018	—	—
Insurance	512,976	—	—
Internet & Direct Marketing Retail	535,986	—	—
Internet Software & Services	1,537,461	—	—
IT Services	1,173,263	—	—
Life Sciences Tools & Services	73,616	—	—
Machinery	712,587	—	—
Media	442,852	—	—
Metals & Mining	291,018	—	—
Mortgage Real Estate Investment Trusts (REITs)	100,345	—	—
Multi-Utilities	171,953	—	—
Multiline Retail	92,015	—	—
Oil, Gas & Consumable Fuels	1,779,775	—	—
Paper & Forest Products	68,276	—	—
Personal Products	59,803	—	—
Pharmaceuticals	880,087	—	—
Professional Services	137,640	—	—
Real Estate Management & Development	230,740	—	—
Road & Rail	289,289	—	—
Semiconductors & Semiconductor Equipment	1,300,167	—	—
Software	1,760,675	—	—
Specialty Retail	542,174	—	—
Technology Hardware, Storage & Peripherals	1,047,048	—	—
Textiles, Apparel & Luxury Goods	317,051	—	—
Thrifts & Mortgage Finance	119,538	—	—
Tobacco	258,642	—	—
Trading Companies & Distributors	161,010	—	—
Exchange Traded Fund	53,372	—	—
Common Stocks — Short
Aerospace & Defense	(70,365)	—	—
Air Freight & Logistics	(18,318)	—	—
Airlines	(40,365)	—	—
Auto Components	(21,210)	—	—
Automobiles	(105,859)	—	—
Banks	(52,326)	—	—
Biotechnology	(434,385)	—	—
Capital Markets	(63,200)	—	—
Chemicals	(60,298)	—	—
Commercial Services & Supplies	(140,450)	—	—
Communications Equipment	(230,613)	—	—
Construction & Engineering	(21,660)	—	—
Construction Materials	(105,198)	—	—
Containers & Packaging	(8,628)	—	—
Diversified Consumer Services	(85,614)	—	—
Electric Utilities	(117,973)	—	—
Equity Real Estate Investment Trusts (REITs)	(355,105)	—	—
Food Products	(59,022)	—	—
Health Care Equipment & Supplies	(450,230)	—	—
Health Care Providers & Services	(243,938)	—	—
Health Care Technology	(28,290)	—	—
Hotels, Restaurants & Leisure	(296,810)	—	—
Household Durables	(23,625)	—	—
Independent Power & Renewable Electricity Producers	(76,905)	—	—
Insurance	(106,179)	—	—
Internet & Direct Marketing Retail	(85,775)	—	—
Internet Software & Services	(410,377)	—	—
IT Services	(468,225)	—	—
Leisure Products	(7,285)	—	—
Life Sciences Tools & Services	(56,680)	—	—

Machinery	(252,747)	—	—
Metals & Mining	(68,342)	—	—
Oil, Gas & Consumable Fuels	(502,449)	—	—
Pharmaceuticals	(45,343)	—	—
Professional Services	(228,209)	—	—
Real Estate Management & Development	(110,267)	—	—
Semiconductors & Semiconductor Equipment	(321,022)	—	—
Software	(481,182)	—	—
Specialty Retail	(86,985)	—	—
Technology Hardware, Storage & Peripherals	(80,173)	—	—
Trading Companies & Distributors	(15,340)	—	—

Total	$21,506,106	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Long-Short Equity Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 2.8%
BWX Technologies, Inc.	18,200	$1,100,918
Curtiss-Wright Corp.	2,200	268,070
Ducommun, Inc.*	4,500	128,025
Huntington Ingalls Industries, Inc.	10,300	2,427,710
Lockheed Martin Corp.	10,900	3,499,445
Moog, Inc., (Class A Stock)*	8,100	703,485
Spirit AeroSystems Holdings, Inc., (Class A Stock)	45,100	3,934,975
Wesco Aircraft Holdings, Inc.*	10,200	75,480

		12,138,108

Auto Components — 0.9%
Adient PLC	9,900	779,130
Cooper-Standard Holdings, Inc.*	12,000	1,470,000
Lear Corp.	8,100	1,430,946
Tenneco, Inc.	5,800	339,532

		4,019,608

Automobiles — 0.2%
Thor Industries, Inc.	5,300	798,816

Banks — 3.4%
Bank of America Corp.(u)	233,500	6,892,920
JPMorgan Chase & Co.	46,300	4,951,322
Popular, Inc. (Puerto Rico)	27,700	983,073
QCR Holdings, Inc.	3,100	132,835
SunTrust Banks, Inc.	29,200	1,886,028

		14,846,178

Beverages — 1.9%
National Beverage Corp.	28,300	2,757,552
PepsiCo, Inc.(u)	45,300	5,432,376

		8,189,928

Biotechnology — 4.0%
AbbVie, Inc.(u)	56,000	5,415,760
Alexion Pharmaceuticals, Inc.*	4,100	490,319
Amgen, Inc.	24,180	4,204,902
Biogen, Inc.*	1,680	535,197
BioSpecifics Technologies Corp.*	4,700	203,651
Bioverativ, Inc.*	25,440	1,371,725
Celgene Corp.*	34,000	3,548,240
Eagle Pharmaceuticals, Inc.*	6,800	363,256
Gilead Sciences, Inc.	18,000	1,289,520
Halozyme Therapeutics, Inc.*	13,600	275,536

		17,698,106

Building Products — 1.3%
American Woodmark Corp.*	2,300	299,575
Builders FirstSource, Inc.*	8,100	176,499
Continental Building Products, Inc.*	67,600	1,902,940
NCI Building Systems, Inc.*	76,000	1,466,800
Patrick Industries, Inc.*	15,450	1,073,002
Universal Forest Products, Inc.	17,100	643,302

		5,562,118

Capital Markets — 1.2%
Evercore, Inc., (Class A Stock)	3,600	324,000
Raymond James Financial, Inc.	4,100	366,130
S&P Global, Inc.	27,300	4,624,620

		5,314,750

Chemicals — 1.9%
Chemours Co. (The)	75,700	3,789,542
Huntsman Corp.	32,800	1,091,912
Ingevity Corp.*	12,200	859,734
KMG Chemicals, Inc.	1,800	118,944
Koppers Holdings, Inc.*	20,900	1,063,810
LyondellBasell Industries NV, (Class A Stock)	6,600	728,112
Westlake Chemical Corp.	5,400	575,262

		8,227,316

Commercial Services & Supplies — 0.2%
Quad/Graphics, Inc.	20,000	452,000
Steelcase, Inc., (Class A Stock)	24,800	376,960

		828,960

Communications Equipment — 1.8%
ARRIS International PLC*	17,000	436,730
CommScope Holding Co., Inc.*	81,200	3,071,796
F5 Networks, Inc.*	22,400	2,939,328
Harris Corp.	3,200	453,280
Plantronics, Inc.	19,500	982,410

		7,883,544

Construction & Engineering — 1.3%
EMCOR Group, Inc.	21,900	1,790,325
MasTec, Inc.*	79,100	3,871,945

		5,662,270

Consumer Finance — 0.8%
Capital One Financial Corp.	23,300	2,320,214
Green Dot Corp., (Class A Stock)*	4,400	265,144
Navient Corp.	60,100	800,532
Santander Consumer USA Holdings, Inc.	8,400	156,408

		3,542,298

Containers & Packaging — 0.8%
Crown Holdings, Inc.*	4,300	241,875
Greif, Inc., (Class A Stock)	35,000	2,120,300
Owens-Illinois, Inc.*	59,600	1,321,332

		3,683,507

Distributors — 0.4%
LKQ Corp.*	43,000	1,748,810

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	5,000	447,650

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.(u)	120,000	6,351,600

Electric Utilities — 0.4%
PPL Corp.	61,900	1,915,805

Electronic Equipment, Instruments & Components — 2.2%
Anixter International, Inc.*	8,200	623,200
Arrow Electronics, Inc.*	8,500	683,485

Insight Enterprises, Inc.*	3,800	145,502
IPG Photonics Corp.*	12,500	2,676,625
Itron, Inc.*	56,500	3,853,300
PC Connection, Inc.	7,700	201,817
SYNNEX Corp.	10,600	1,441,070

		9,624,999

Energy Equipment & Services — 0.1%
Archrock, Inc.	23,400	245,700
McDermott International, Inc.*	21,800	143,444

		389,144

Equity Real Estate Investment Trusts (REITs) — 3.8%
American Tower Corp.	14,400	2,054,448
Brixmor Property Group, Inc.	42,900	800,514
Chesapeake Lodging Trust	13,100	354,879
DDR Corp.	75,900	680,064
Franklin Street Properties Corp.	68,400	734,616
GEO Group, Inc. (The)	106,200	2,506,320
Hospitality Properties Trust	74,000	2,208,900
InfraREIT, Inc.	12,900	239,682
Outfront Media, Inc.	27,600	640,320
Ryman Hospitality Properties, Inc.	8,800	607,376
Spirit Realty Capital, Inc.	189,800	1,628,484
VEREIT, Inc.	254,400	1,981,776
WP Carey, Inc.	13,000	895,700
Xenia Hotels & Resorts, Inc.	68,800	1,485,392

		16,818,471

Food & Staples Retailing — 0.9%
Kroger Co. (The)	122,200	3,354,390
Performance Food Group Co.*	11,600	383,960

		3,738,350

Food Products — 2.3%
Conagra Brands, Inc.	48,100	1,811,927
Lamb Weston Holdings, Inc.	1,033	58,313
Pilgrim’s Pride Corp.*	11,500	357,190
Sanderson Farms, Inc.	21,900	3,039,282
Tyson Foods, Inc., (Class A Stock)	60,700	4,920,949

		10,187,661

Gas Utilities — 1.5%
Atmos Energy Corp.	44,800	3,847,872
UGI Corp.	55,000	2,582,250

		6,430,122

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	28,200	1,609,374
Baxter International, Inc.	67,200	4,343,808
Danaher Corp.	41,000	3,805,620
Hill-Rom Holdings, Inc.	14,100	1,188,489
Hologic, Inc.*	17,600	752,400
IDEXX Laboratories, Inc.*	8,400	1,313,592
Inogen, Inc.*	2,800	333,424
Masimo Corp.*	40,200	3,408,960
STERIS PLC	2,000	174,940
Teleflex, Inc.	2,000	497,640

		17,428,247

Health Care Providers & Services — 3.5%
Centene Corp.*	4,100	413,608
Express Scripts Holding Co.*	47,000	3,508,080
Magellan Health, Inc.*	9,700	936,535
UnitedHealth Group, Inc.(u)	25,300	5,577,638
WellCare Health Plans, Inc.*	24,300	4,886,973

		15,322,834

Health Care Technology — 1.1%
Cerner Corp.*	68,600	4,622,954

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc.	76,200	1,626,108
Hilton Grand Vacations, Inc.*	16,600	696,370
Hilton Worldwide Holdings, Inc.	23,300	1,860,738
Las Vegas Sands Corp.	19,500	1,355,055
McDonald’s Corp.	4,900	843,388
Ruth’s Hospitality Group, Inc.	24,600	532,590
Texas Roadhouse, Inc.	5,700	300,276

		7,214,525

Household Durables — 2.1%
D.R. Horton, Inc.	16,700	852,869
La-Z-Boy, Inc.	37,600	1,173,120
NVR, Inc.*(u)	1,660	5,823,645
Taylor Morrison Home Corp., (Class A Stock)*	63,700	1,558,739

		9,408,373

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp.	47,800	517,674
NRG Energy, Inc.	74,400	2,118,912

		2,636,586

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	22,300	3,419,928

Insurance — 0.8%
American Equity Investment Life Holding Co.	24,300	746,739
American International Group, Inc.	8,700	518,346
Old Republic International Corp.	17,800	380,564
Unum Group	36,200	1,987,018

		3,632,667

Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com, Inc., (Class A Stock)*	52,500	561,750
FTD Cos., Inc.*	13,100	94,189
Groupon, Inc.*	43,500	221,850
Liberty Interactive Corp. QVC Group, (Class A Stock)*	36,200	884,004
Liberty TripAdvisor Holdings, Inc., (Class A Stock)*	24,900	234,683
Nutrisystem, Inc.	46,200	2,430,120

		4,426,596

Internet Software & Services — 4.6%
Akamai Technologies, Inc.*	20,100	1,307,304
Alphabet, Inc., (Class A Stock)*	2,300	2,422,820
Alphabet, Inc., (Class C Stock)*(u)	6,362	6,657,197
Blucora, Inc.*	25,200	556,920
CoStar Group, Inc.*	2,400	712,680
Envestnet, Inc.*	2,400	119,640
Etsy, Inc.*	35,400	723,930
Facebook, Inc., (Class A Stock)*(u)	40,700	7,181,922
IAC/InterActiveCorp.*	5,700	696,996

		20,379,409

IT Services — 4.6%
Booz Allen Hamilton Holding Corp.	28,900	1,101,957
CACI International, Inc., (Class A Stock)*	7,700	1,019,095
Cognizant Technology Solutions Corp., (Class A Stock)	57,700	4,097,854
Conduent, Inc.*	11,300	182,608
CSG Systems International, Inc.	12,100	530,222
DST Systems, Inc.	14,100	875,187
EPAM Systems, Inc.*	4,800	515,664
ExlService Holdings, Inc.*	8,300	500,905
First Data Corp., (Class A Stock)*	142,000	2,372,820
Hackett Group, Inc. (The)	25,100	394,321
Leidos Holdings, Inc.	19,200	1,239,744
MAXIMUS, Inc.	4,500	322,110
Total System Services, Inc.	5,200	411,268
Travelport Worldwide Ltd.	41,500	542,405
Visa, Inc., (Class A Stock)(u)	50,900	5,803,618
Western Union Co. (The)	20,200	384,002

		20,293,780

Life Sciences Tools & Services — 0.5%
Bruker Corp.	47,300	1,623,336
Charles River Laboratories International, Inc.*	4,300	470,635

		2,093,971

Machinery — 3.5%
Crane Co.	5,500	490,710
Cummins, Inc.	13,200	2,331,648
Fortive Corp.	3,400	245,990
Global Brass & Copper Holdings, Inc.	16,000	529,600
Harsco Corp.*	16,500	307,725
IDEX Corp.	5,100	673,047
Ingersoll-Rand PLC	16,600	1,480,554
Lydall, Inc.*	3,200	162,400
Mueller Industries, Inc.	3,900	138,177
Oshkosh Corp.	48,800	4,435,432
SPX Corp.*	52,000	1,632,280
SPX FLOW, Inc.*	5,600	266,280
Terex Corp.	6,800	327,896
Wabash National Corp.	101,800	2,209,060

		15,230,799

Metals & Mining — 3.0%
Alcoa Corp.*	15,100	813,437
Freeport-McMoRan, Inc.*	279,500	5,299,320
Reliance Steel & Aluminum Co.	5,100	437,529
Southern Copper Corp. (Peru)	61,600	2,922,920
Steel Dynamics, Inc.	63,800	2,751,694
Worthington Industries, Inc.	24,200	1,066,252

		13,291,152

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp.	78,500	1,450,680
Western Asset Mortgage Capital Corp.	11,000	109,450

		1,560,130

Multi-Utilities — 0.8%
MDU Resources Group, Inc.	112,600	3,026,688
CenterPoint Energy, Inc.	15,200	431,072

		3,457,760

Multiline Retail — 0.9%
Kohl’s Corp.	25,800	1,399,134
Macy’s, Inc.	94,500	2,380,455

		3,779,589

Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	86,800	4,655,952
Andeavor	39,200	4,482,128
CVR Energy, Inc.	5,300	197,372
Devon Energy Corp.	96,600	3,999,240
Exxon Mobil Corp.	24,300	2,032,452
Laredo Petroleum, Inc.*	224,300	2,379,823
Marathon Petroleum Corp.	73,200	4,829,736
Newfield Exploration Co.*	101,700	3,206,601
Valero Energy Corp.	57,100	5,248,061

		31,031,365

Paper & Forest Products — 0.0%
KapStone Paper and Packaging Corp.	6,200	140,678

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*	9,500	20,425

Pharmaceuticals — 1.0%
Allergan PLC	17,700	2,895,366
Corcept Therapeutics, Inc.*	24,400	440,664
Mallinckrodt PLC*	50,500	1,139,280

		4,475,310

Professional Services — 0.7%
Insperity, Inc.	53,500	3,068,225

Real Estate Management & Development — 0.8%
CBRE Group, Inc., (Class A Stock)*	64,700	2,802,157
Marcus & Millichap, Inc.*	8,500	277,185
RMR Group, Inc. (The), (Class A Stock)	8,800	521,840

		3,601,182

Road & Rail — 0.3%
Old Dominion Freight Line, Inc.	6,500	855,075
Union Pacific Corp.	3,400	455,940

		1,311,015

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Energy Industries, Inc.*	51,600	3,481,968
Alpha & Omega Semiconductor Ltd.*	17,400	284,664
Amkor Technology, Inc.*	14,100	141,705
Applied Materials, Inc.(u)	105,200	5,377,824
Broadcom Ltd.	17,200	4,418,680
Brooks Automation, Inc.	24,800	591,480
Entegris, Inc.	26,800	816,060
MKS Instruments, Inc.	28,800	2,721,600
NVE Corp.	2,900	249,400
ON Semiconductor Corp.*	34,300	718,242
Semtech Corp.*	4,000	136,800
Texas Instruments, Inc.	7,000	731,080
Ultra Clean Holdings, Inc.*	17,300	399,457

		20,068,960

Software — 6.9%
Activision Blizzard, Inc.	69,200	4,381,744
Adobe Systems, Inc.*(u)	34,100	5,975,684
Bottomline Technologies de, Inc.*	4,800	166,464
Dell Technologies, Inc., (Class V Stock)*	17,100	1,389,888
Electronic Arts, Inc.*	42,900	4,507,074
Fortinet, Inc.*	36,200	1,581,578
Intuit, Inc.	30,100	4,749,178
Oracle Corp.(u)	101,600	4,803,648
Synopsys, Inc.*	34,300	2,923,732

		30,478,990

Specialty Retail — 3.0%
Asbury Automotive Group, Inc.*	19,600	1,254,400
Burlington Stores, Inc.*	35,800	4,404,474
Dick’s Sporting Goods, Inc.	30,600	879,444
Gap, Inc. (The)	103,800	3,535,428
Michaels Cos., Inc. (The)*	14,800	358,012
Ross Stores, Inc.	34,400	2,760,600

		13,192,358

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	2,200	372,306
HP, Inc.	50,100	1,052,601
NCR Corp.*	16,900	574,431
Western Digital Corp.	49,100	3,904,923

		5,904,261

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.*	38,000	2,986,420
PVH Corp.	7,300	1,001,633
Skechers U.S.A., Inc., (Class A Stock)*	43,200	1,634,688
Wolverine World Wide, Inc.	11,900	379,372

		6,002,113

Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc.	64,800	1,335,528

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	21,400	1,457,340
BMC Stock Holdings, Inc.*	3,200	80,960
Veritiv Corp.*	7,600	219,640
WESCO International, Inc.*	4,800	327,120

		2,085,060

Water Utilities — 0.1%
SJW Group	8,300	529,789

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	17,500	486,500
United States Cellular Corp.*	7,500	282,225

		768,725

TOTAL LONG-TERM INVESTMENTS (cost $344,379,665)		428,261,403

SHORT-TERM INVESTMENTS 1.2%
AFFILIATED MUTUAL FUND 1.1%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $5,080,214)(w)			5,080,214	5,080,214

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $398,917)	1.335%	03/15/18	400	398,964

TOTAL SHORT-TERM INVESTMENTS (cost $5,479,131)				5,479,178

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 98.8% (cost $349,858,796)				433,740,581

			Shares
SECURITIES SOLD SHORT — (57.8)%
COMMON STOCKS
Aerospace & Defense — (0.9)%
Axon Enterprise, Inc.*			6,000	(159,000)
Cubic Corp.			7,000	(412,650)
Mercury Systems, Inc.*			30,100	(1,545,635)
TransDigm Group, Inc.			6,300	(1,730,106)

				(3,847,391)

Air Freight & Logistics — (0.1)%
Echo Global Logistics, Inc.*			14,300	(400,400)

Airlines — (0.2)%
Allegiant Travel Co.			1,200	(185,700)
Spirit Airlines, Inc.*			15,500	(695,175)

				(880,875)

Auto Components — (0.4)%
Cooper Tire & Rubber Co.			6,400	(226,240)
Goodyear Tire & Rubber Co. (The)			41,900	(1,353,789)

				(1,580,029)

Automobiles — (0.9)%
Tesla, Inc.*			12,800	(3,985,280)

Banks — (0.7)%
Community Bank System, Inc.			7,000	(376,250)
CVB Financial Corp.			27,200	(640,832)
First Republic Bank			17,500	(1,516,200)
Glacier Bancorp, Inc.			6,400	(252,096)
Zions Bancorporation			4,400	(223,652)

				(3,009,030)

Beverages — (0.2)%
MGP Ingredients, Inc.			10,500	(807,240)

Biotechnology — (2.7)%
Agios Pharmaceuticals, Inc.*			5,100	(291,567)
Amicus Therapeutics, Inc.*			102,100	(1,469,219)
Arena Pharmaceuticals, Inc.*			4,600	(156,262)

Array BioPharma, Inc.*	105,100	(1,345,280)
BioCryst Pharmaceuticals, Inc.*	52,300	(256,793)
Clovis Oncology, Inc.*	30,800	(2,094,400)
Heron Therapeutics, Inc.*	27,400	(495,940)
Insmed, Inc.*	14,100	(439,638)
Ironwood Pharmaceuticals, Inc.*	32,300	(484,177)
Portola Pharmaceuticals, Inc.*	6,200	(301,816)
Sarepta Therapeutics, Inc.*	41,700	(2,320,188)
Spark Therapeutics, Inc.*	26,100	(1,342,062)
Spectrum Pharmaceuticals, Inc.*	38,800	(735,260)

		(11,732,602)

Capital Markets — (1.0)%
Artisan Partners Asset Management, Inc., (Class A Stock)	4,300	(169,850)
Cboe Global Markets, Inc.	24,100	(3,002,619)
FactSet Research Systems, Inc.	7,100	(1,368,596)

		(4,541,065)

Chemicals — (2.7)%
DowDuPont, Inc.	39,300	(2,798,946)
International Flavors & Fragrances, Inc.	18,200	(2,777,502)
PPG Industries, Inc.	17,600	(2,056,032)
Sherwin-Williams Co. (The)	9,800	(4,018,392)

		(11,650,872)

Commercial Services & Supplies — (1.6)%
Cintas Corp.	10,800	(1,682,964)
Covanta Holding Corp.	31,300	(528,970)
Healthcare Services Group, Inc.	46,100	(2,430,392)
Mobile Mini, Inc.	28,800	(993,600)
Republic Services, Inc.	6,200	(419,182)
Rollins, Inc.	6,300	(293,139)
Team, Inc.*	19,400	(289,060)
US Ecology, Inc.	10,400	(530,400)

		(7,167,707)

Communications Equipment — (1.9)%
CalAmp Corp.*	22,600	(484,318)
Ciena Corp.*	54,800	(1,146,964)
Finisar Corp.*	76,100	(1,548,635)
Infinera Corp.*	90,000	(569,700)
InterDigital, Inc.	1,700	(129,455)
Lumentum Holdings, Inc.*	42,400	(2,073,360)
ViaSat, Inc.*	34,400	(2,574,840)

		(8,527,272)

Construction & Engineering — (0.3)%
Granite Construction, Inc.	13,100	(830,933)
NV5 Global, Inc.*	6,700	(362,805)

		(1,193,738)

Construction Materials — (0.6)%
Martin Marietta Materials, Inc.	6,600	(1,458,864)
Summit Materials, Inc., (Class A Stock)*	35,920	(1,129,325)

		(2,588,189)

Containers & Packaging — (0.9)%
AptarGroup, Inc.	3,400	(293,352)
Ball Corp.	79,200	(2,997,720)

Bemis Co., Inc.	4,100	(195,939)
Graphic Packaging Holding Co.	19,100	(295,095)

		(3,782,106)

Diversified Consumer Services — (0.2)%
Adtalem Global Education, Inc.*	18,500	(777,925)
Chegg, Inc.*	15,900	(259,488)

		(1,037,413)

Electric Utilities — (0.5)%
Alliant Energy Corp.	38,300	(1,631,963)
Duke Energy Corp.	9,400	(790,634)

		(2,422,597)

Electronic Equipment, Instruments & Components — (0.3)%
Fabrinet (Thailand)*	13,600	(390,320)
II-VI, Inc.*	4,000	(187,800)
Littelfuse, Inc.	900	(178,038)
Mesa Laboratories, Inc.	2,400	(298,320)
Universal Display Corp.	2,200	(379,830)

		(1,434,308)

Energy Equipment & Services — (0.2)%
Dril-Quip, Inc.*	2,800	(133,560)
Oil States International, Inc.*	6,500	(183,950)
Patterson-UTI Energy, Inc.	22,200	(510,822)

		(828,332)

Equity Real Estate Investment Trusts (REITs) — (4.7)%
Alexandria Real Estate Equities, Inc.	7,200	(940,248)
CoreSite Realty Corp.	3,000	(341,700)
CubeSmart	98,100	(2,837,052)
CyrusOne, Inc.	26,600	(1,583,498)
Digital Realty Trust, Inc.	12,600	(1,435,140)
Federal Realty Investment Trust	6,600	(876,546)
Healthcare Realty Trust, Inc.	13,600	(436,832)
Kilroy Realty Corp.	10,700	(798,755)
Life Storage, Inc.	29,300	(2,609,751)
National Retail Properties, Inc.	44,300	(1,910,659)
Public Storage	15,000	(3,135,000)
QTS Realty Trust, Inc., (Class A Stock)	2,700	(146,232)
Realty Income Corp.	51,100	(2,913,722)
Retail Opportunity Investments Corp.	29,100	(580,545)

		(20,545,680)

Food & Staples Retailing — (0.1)%
Casey’s General Stores, Inc.	5,600	(626,864)

Food Products — (0.2)%
Blue Buffalo Pet Products, Inc.*	32,700	(1,072,233)

Health Care Equipment & Supplies — (1.9)%
AxoGen, Inc.*	9,800	(277,340)
DexCom, Inc.*	54,900	(3,150,711)
GenMark Diagnostics, Inc.*	35,600	(148,452)
ICU Medical, Inc.*	1,100	(237,600)
Nevro Corp.*	19,200	(1,325,568)
NuVasive, Inc.*	33,100	(1,936,019)
Penumbra, Inc.*	7,600	(715,160)
Quidel Corp.*	13,600	(589,560)

		(8,380,410)

Health Care Providers & Services — (1.6)%
BioTelemetry, Inc.*	18,000	(538,200)
Capital Senior Living Corp.*	19,700	(265,753)
Community Health Systems, Inc.*	29,900	(127,374)
Cross Country Healthcare, Inc.*	17,900	(228,404)
Envision Healthcare Corp.*	84,300	(2,913,408)
Patterson Cos., Inc.	24,900	(899,637)
Premier, Inc., (Class A Stock)*	10,600	(309,414)
Surgery Partners, Inc.*	24,400	(295,240)
Teladoc, Inc.*	10,800	(376,380)
Tivity Health, Inc.*	25,600	(935,680)

		(6,889,490)

Health Care Technology — (0.2)%
Evolent Health, Inc., (Class A Stock)*	31,200	(383,760)
Vocera Communications, Inc.*	12,700	(383,794)

		(767,554)

Hotels, Restaurants & Leisure — (2.3)%
Marriott International, Inc., (Class A Stock)	19,100	(2,592,443)
Papa John’s International, Inc.	7,400	(415,214)
Red Rock Resorts, Inc., (Class A Stock)	11,700	(394,758)
Scientific Games Corp., (Class A Stock)*	14,700	(754,110)
Six Flags Entertainment Corp.	39,000	(2,596,230)
Vail Resorts, Inc.	16,000	(3,399,520)

		(10,152,275)

Household Durables — (0.3)%
Garmin Ltd.	7,900	(470,603)
Installed Building Products, Inc.*	3,300	(250,635)
Leggett & Platt, Inc.	6,800	(324,564)
Universal Electronics, Inc.*	8,100	(382,725)

		(1,428,527)

Household Products — (0.4)%
Church & Dwight Co., Inc.	18,900	(948,213)
Spectrum Brands Holdings, Inc.	2,700	(303,480)
WD-40 Co.	3,700	(436,600)

		(1,688,293)

Independent Power & Renewable Electricity Producers — (0.1)%
Pattern Energy Group, Inc.	10,700	(229,943)

Insurance — (1.2)%
Brighthouse Financial, Inc.*	5,700	(334,248)
Everest Re Group Ltd.	700	(154,882)
RenaissanceRe Holdings Ltd. (Bermuda)	20,400	(2,562,036)
RLI Corp.	5,500	(333,630)
XL Group Ltd. (Bermuda)	48,200	(1,694,712)

		(5,079,508)

Internet & Direct Marketing Retail — (1.8)%
Expedia, Inc.	34,600	(4,144,042)
Liberty Ventures, (Class A Stock)*	58,480	(3,171,955)
Shutterfly, Inc.*	12,900	(641,775)

		(7,957,772)

Internet Software & Services — (1.3)%
2U, Inc.*	14,500	(935,395)
Box, Inc., (Class A Stock)*	68,800	(1,453,056)
Cornerstone OnDemand, Inc.*	6,500	(229,645)
GoDaddy, Inc., (Class A Stock)*	35,000	(1,759,800)
GTT Communications, Inc.*	20,400	(957,780)
Okta, Inc.*	6,100	(156,221)
Trade Desk, Inc. (The), (Class A Stock)*	6,500	(297,245)
TrueCar, Inc.*	13,700	(153,440)

		(5,942,582)

IT Services — (4.9)%
Blackhawk Network Holdings, Inc.*	34,800	(1,240,620)
DXC Technology Co.	40,600	(3,852,940)
Gartner, Inc.*	15,900	(1,958,085)
PayPal Holdings, Inc.*	47,300	(3,482,226)
Square, Inc., (Class A Stock)*	135,600	(4,701,252)
Vantiv, Inc., (Class A Stock)*	48,000	(3,530,400)
WEX, Inc.*	19,500	(2,753,985)

		(21,519,508)

Leisure Products — (0.2)%
Hasbro, Inc.	8,100	(736,209)

Life Sciences Tools & Services — (0.4)%
INC Research Holdings, Inc., (Class A Stock)*	23,700	(1,033,320)
Luminex Corp.	12,300	(242,310)
PRA Health Sciences, Inc.*	4,500	(409,815)

		(1,685,445)

Machinery — (2.4)%
Actuant Corp., (Class A Stock)	32,000	(809,600)
CIRCOR International, Inc.	10,400	(506,272)
Flowserve Corp.	73,000	(3,075,490)
John Bean Technologies Corp.	4,000	(443,200)
Sun Hydraulics Corp.	5,700	(368,733)
Trinity Industries, Inc.	29,300	(1,097,578)
Wabtec Corp.	52,300	(4,258,789)
Woodward, Inc.	1,900	(145,426)

		(10,705,088)

Marine — (0.1)%
Kirby Corp.*	4,700	(313,960)

Media — (0.3)%
EW Scripps Co. (The), (Class A Stock)*	11,300	(176,619)
IMAX Corp.*	42,200	(976,930)

		(1,153,549)

Metals & Mining — (0.7)%
AK Steel Holding Corp.*	98,800	(559,208)
Allegheny Technologies, Inc.*	29,400	(709,716)
Carpenter Technology Corp.	8,400	(428,316)
Century Aluminum Co.*	12,100	(237,644)
Compass Minerals International, Inc.	15,500	(1,119,875)
Haynes International, Inc.	6,900	(221,145)

		(3,275,904)

Mortgage Real Estate Investment Trusts (REITs) — (0.2)%
Apollo Commercial Real Estate Finance, Inc.	12,100	(223,245)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,700	(762,702)

		(985,947)

Multi-Utilities — (0.8)%
Ameren Corp.	7,000	(412,930)
Black Hills Corp.	13,900	(835,529)
Consolidated Edison, Inc.	26,400	(2,242,680)

		(3,491,139)

Oil, Gas & Consumable Fuels — (3.0)%
Callon Petroleum Co.*	133,200	(1,618,380)
EQT Corp.	41,100	(2,339,412)
Extraction Oil & Gas, Inc.*	9,000	(128,790)
Green Plains, Inc.	22,100	(372,385)
Gulfport Energy Corp.*	93,600	(1,194,336)
Parsley Energy, Inc., (Class A Stock)*	105,200	(3,097,088)
PDC Energy, Inc.*	39,700	(2,046,138)
RSP Permian, Inc.*	37,200	(1,513,296)
SemGroup Corp., (Class A Stock)	11,700	(353,340)
SRC Energy, Inc.*	31,800	(271,254)
Targa Resources Corp.	4,600	(222,732)
Ultra Petroleum Corp.*	16,000	(144,960)

		(13,302,111)

Pharmaceuticals — (0.5)%
Dermira, Inc.*	6,700	(186,327)
Impax Laboratories, Inc.*	47,700	(794,205)
Medicines Co. (The)*	44,400	(1,213,896)
Pacira Pharmaceuticals, Inc.*	4,500	(205,425)

		(2,399,853)

Professional Services — (2.0)%
Equifax, Inc.	15,100	(1,780,592)
IHS Markit Ltd.*	78,200	(3,530,730)
Nielsen Holdings PLC	33,000	(1,201,200)
Verisk Analytics, Inc.*	7,100	(681,600)
WageWorks, Inc.*	25,800	(1,599,600)

		(8,793,722)

Real Estate Management & Development — (0.9)%
Howard Hughes Corp. (The)*	26,200	(3,439,274)
Kennedy-Wilson Holdings, Inc.	18,900	(327,915)

		(3,767,189)

Semiconductors & Semiconductor Equipment — (1.7)%
Cree, Inc.*	29,900	(1,110,486)
Ichor Holdings Ltd.*	9,800	(241,080)
Inphi Corp.*	27,500	(1,006,500)
Integrated Device Technology, Inc.*	33,000	(981,090)
MACOM Technology Solutions Holdings, Inc.*	41,700	(1,356,918)
MaxLinear, Inc.*	43,300	(1,143,986)
PDF Solutions, Inc.*	21,000	(329,700)
Veeco Instruments, Inc.*	33,800	(501,930)
Xperi Corp.	32,200	(785,680)

		(7,457,370)

Software — (4.3)%
Blackbaud, Inc.	4,100	(387,409)
Blackline, Inc.*	34,100	(1,118,480)

Ebix, Inc.	2,100	(166,425)
Ellie Mae, Inc.*	3,500	(312,900)
FireEye, Inc.*	22,700	(322,340)
Guidewire Software, Inc.*	6,500	(482,690)
Proofpoint, Inc.*	26,400	(2,344,584)
PROS Holdings, Inc.*	13,200	(349,140)
ServiceNow, Inc.*	29,100	(3,794,349)
Splunk, Inc.*	57,300	(4,746,732)
Workday, Inc., (Class A Stock)*	43,700	(4,446,038)
Zendesk, Inc.*	18,000	(609,120)

		(19,080,207)

Specialty Retail — (1.1)%
AutoZone, Inc.*	1,800	(1,280,466)
Camping World Holdings, Inc., (Class A Stock)	3,400	(152,082)
Floor & Decor Holdings, Inc., (Class A Stock)*	5,300	(258,004)
Monro, Inc.	18,100	(1,030,795)
O’Reilly Automotive, Inc.*	8,100	(1,948,374)

		(4,669,721)

Technology Hardware, Storage & Peripherals — (0.3)%
Diebold Nixdorf, Inc.	45,100	(737,385)
Electronics For Imaging, Inc.*	24,700	(729,391)

		(1,466,776)

Trading Companies & Distributors — (0.6)%
Air Lease Corp.	28,200	(1,356,138)
SiteOne Landscape Supply, Inc.*	15,100	(1,158,170)

		(2,514,308)

Wireless Telecommunication Services — (1.0)%
T-Mobile U.S., Inc.*	68,300	(4,337,733)

TOTAL SECURITIES SOLD SHORT (proceeds received $235,610,938)		(253,833,316)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 41.0% (cost $114,247,858)		179,907,265
Other assets in excess of liabilities(z) — 59.0%		259,063,924

NET ASSETS — 100.0%		$438,971,189

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rates shown reflects yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Position:
45	S&P 500 E-Mini Index	Mar. 2018	$6,018,368	$6,021,000	$2,632

A security with a market value of $398,964 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at December 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,138,108	$—	$—
Auto Components	4,019,608	—	—
Automobiles	798,816	—	—
Banks	14,846,178	—	—
Beverages	8,189,928	—	—
Biotechnology	17,698,106	—	—
Building Products	5,562,118	—	—
Capital Markets	5,314,750	—	—
Chemicals	8,227,316	—	—
Commercial Services & Supplies	828,960	—	—
Communications Equipment	7,883,544	—	—
Construction & Engineering	5,662,270	—	—
Consumer Finance	3,542,298	—	—
Containers & Packaging	3,683,507	—	—
Distributors	1,748,810	—	—
Diversified Consumer Services	447,650	—	—
Diversified Telecommunication Services	6,351,600	—	—
Electric Utilities	1,915,805	—	—
Electronic Equipment, Instruments & Components	9,624,999	—	—
Energy Equipment & Services	389,144	—	—
Equity Real Estate Investment Trusts (REITs)	16,818,471	—	—
Food & Staples Retailing	3,738,350	—	—
Food Products	10,187,661	—	—
Gas Utilities	6,430,122	—	—
Health Care Equipment & Supplies	17,428,247	—	—
Health Care Providers & Services	15,322,834	—	—
Health Care Technology	4,622,954	—	—
Hotels, Restaurants & Leisure	7,214,525	—	—
Household Durables	9,408,373	—	—
Independent Power & Renewable Electricity Producers	2,636,586	—	—
Industrial Conglomerates	3,419,928	—	—
Insurance	3,632,667	—	—
Internet & Direct Marketing Retail	4,426,596	—	—
Internet Software & Services	20,379,409	—	—
IT Services	20,293,780	—	—
Life Sciences Tools & Services	2,093,971	—	—
Machinery	15,230,799	—	—

Metals & Mining	13,291,152	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,560,130	—	—
Multi-Utilities	3,457,760	—	—
Multiline Retail	3,779,589	—	—
Oil, Gas & Consumable Fuels	31,031,365	—	—
Paper & Forest Products	140,678	—	—
Personal Products	20,425	—	—
Pharmaceuticals	4,475,310	—	—
Professional Services	3,068,225	—	—
Real Estate Management & Development	3,601,182	—	—
Road & Rail	1,311,015	—	—
Semiconductors & Semiconductor Equipment	20,068,960	—	—
Software	30,478,990	—	—
Specialty Retail	13,192,358	—	—
Technology Hardware, Storage & Peripherals	5,904,261	—	—
Textiles, Apparel & Luxury Goods	6,002,113	—	—
Thrifts & Mortgage Finance	1,335,528	—	—
Trading Companies & Distributors	2,085,060	—	—
Water Utilities	529,789	—	—
Wireless Telecommunication Services	768,725	—	—
Affiliated Mutual Fund	5,080,214	—	—
U.S. Treasury Obligation	—	398,964	—
Common Stocks-Short
Aerospace & Defense	(3,847,391)	—	—
Air Freight & Logistics	(400,400)	—	—
Airlines	(880,875)	—	—
Auto Components	(1,580,029)	—	—
Automobiles	(3,985,280)	—	—
Banks	(3,009,030)	—	—
Beverages	(807,240)	—	—
Biotechnology	(11,732,602)	—	—
Capital Markets	(4,541,065)	—	—
Chemicals	(11,650,872)	—	—
Commercial Services & Supplies	(7,167,707)	—	—
Communications Equipment	(8,527,272)	—	—
Construction & Engineering	(1,193,738)	—	—
Construction Materials	(2,588,189)	—	—
Containers & Packaging	(3,782,106)	—	—
Diversified Consumer Services	(1,037,413)	—	—
Electric Utilities	(2,422,597)	—	—
Electronic Equipment, Instruments & Components	(1,434,308)	—	—
Energy Equipment & Services	(828,332)	—	—
Equity Real Estate Investment Trusts (REITs)	(20,545,680)	—	—
Food & Staples Retailing	(626,864)	—	—
Food Products	(1,072,233)	—	—
Health Care Equipment & Supplies	(8,380,410)	—	—
Health Care Providers & Services	(6,889,490)	—	—
Health Care Technology	(767,554)	—	—
Hotels, Restaurants & Leisure	(10,152,275)	—	—
Household Durables	(1,428,527)	—	—
Household Products	(1,688,293)	—	—
Independent Power & Renewable Electricity Producers	(229,943)	—	—
Insurance	(5,079,508)	—	—
Internet & Direct Marketing Retail	(7,957,772)	—	—
Internet Software & Services	(5,942,582)	—	—
IT Services	(21,519,508)	—	—
Leisure Products	(736,209)	—	—
Life Sciences Tools & Services	(1,685,445)	—	—
Machinery	(10,705,088)	—	—
Marine	(313,960)	—	—

Media	(1,153,549)	—	—
Metals & Mining	(3,275,904)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(985,947)	—	—
Multi-Utilities	(3,491,139)	—	—
Oil, Gas & Consumable Fuels	(13,302,111)	—	—
Pharmaceuticals	(2,399,853)	—	—
Professional Services	(8,793,722)	—	—
Real Estate Management & Development	(3,767,189)	—	—
Semiconductors & Semiconductor Equipment	(7,457,370)	—	—
Software	(19,080,207)	—	—
Specialty Retail	(4,669,721)	—	—
Technology Hardware, Storage & Peripherals	(1,466,776)	—	—
Trading Companies & Distributors	(2,514,308)	—	—
Wireless Telecommunication Services	(4,337,733)	—	—
Other Financial Instruments*
Futures Contracts	2,632	—	—

Total	$179,510,933	$398,964	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Short Duration Muni High Income Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.1%
Alaska — 2.7%
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000%		01/01/22	535	$591,335
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydroelectric, AMT, Rfdg	5.000%		01/01/23	250	281,803
City of Valdez, Revenue, ExxonMobil International Holdings, Inc., Rfdg	1.800	%(cc)	10/01/25	1,700	1,700,000
City of Valdez, Revenue, ExxonMobil International Holdings, Inc., Rfdg	1.800	%(cc)	12/01/29	1,250	1,250,000

					3,823,138

Arizona — 4.5%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	1.705	%(c)	01/01/37	2,005	1,804,781
Arizona Industrial Development Authority, Revenue, Basis School Project, Series A, Rfdg, 144A	5.000%		07/01/26	255	278,781
Arizona Industrial Development Authority, Revenue, Basis School Project, Series D, Rfdg, 144A	4.000%		07/01/27	255	258,830
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750%		07/01/24	640	672,371
La Paz County Industrial Development Authority, Revenue, Cosmos Foundation, Inc., Series A, 144A	5.000%		02/15/26	750	838,410
Maricopa County Industrial Development Authority, Revenue, Horizon Community Learning Center, Rfdg	4.000%		07/01/26	1,000	1,012,220
Maricopa County Industrial Development Authority, Revenue, Paradise School Project, Rfdg, 144A	4.000%		07/01/26	500	509,750
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000%		07/01/26	500	530,685
Salt Verde Finance Corp., National Gas Utility, Revenue	5.250%		12/01/21	505	564,222

					6,470,050

California — 5.8%
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000%		06/01/26	500	546,245
California Pollution Control Financing Authority, Revenue, Green Bonds Project, AMT, 144A	7.000%		07/01/22	250	265,537
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000%		07/01/21	400	422,708
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000%		07/01/24	270	293,633
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000%		07/01/25	285	311,402
California School Finance Authority, Revenue, Green Dot Public School Project, Series A, 144A	4.000%		08/01/25	330	351,292
California School Finance Authority, Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625%		07/01/25	475	512,321
Chula Vista Municipal Financing Authority, Specialty Tax, Rfdg	5.000%		09/01/21	755	827,835
City of Fontana Sierra Hills, Specialty Tax, Series 22, Rfdg	4.000%		09/01/19	385	397,574
City of Los Angeles, Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation, Rfdg	4.000%		05/15/18	225	226,996
City of Roseville, Westpark Community Facility District No.1, Specialty Tax, Rfdg	5.000%		09/01/22	225	254,142
Golden State Tobacco Securitization Corp., Revenue, Series A-1, Rfdg	5.000%		06/01/26	1,000	1,172,000
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series B, 3 Month LIBOR + 1.450%	2.399	%(c)	11/15/27	700	672,343
Long Beach Bond Finance Authority, Revenue, Series A	5.250%		11/15/19	140	148,771

Palomar Health, Revenue, Rfdg	5.000%		11/01/24	500	572,930
Southern California Public Power Authority Natural Gas Project, Revenue, Project No.1, Series A-1, 3 Month LIBOR + 1.470%	2.392	%(c)	11/01/38	1,360	1,279,787
Tobacco Securitization Authority of Northern California, Revenue, Series A-1, Rfdg	4.750%		06/01/23	30	30,005

					8,285,521

Colorado — 3.6%
City & County of Denver, Revenue, United Airlines, Inc., AMT, Rfdg	5.000%		10/01/32	500	546,585
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000%		11/01/24	505	513,742
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series 2009A, Rfdg	5.000%		07/01/19	100	104,245
Colorado Health Facilities Authority, Revenue, Christian Living Neighborhood, Rfdg	4.000%		01/01/22	300	314,907
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/20	695	725,698
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/22	125	134,540
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/24	300	318,825
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000%		12/01/19	515	535,492
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000%		09/01/20	650	700,797
Park Creek Metropolitan District, Series A, Specialty Tax, Rfdg	5.000%		12/01/23	1,100	1,270,489

					5,165,320

Connecticut — 2.1%
Harbor Point Infrastructure Improvement District, Rfdg, 144A	5.000%		04/01/22	1,000	1,090,350
State of Connecticut Special Tax, Revenue, Transportation Infrastructure, Series A, First Lien	5.000%		09/01/26	1,570	1,871,220

					2,961,570

Delaware — 1.0%
Delaware State Economic Development Authority, Revenue, Aspira Charter School, Series A	3.250%		06/01/26	800	740,680
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg	2.800%		09/01/26	480	480,206
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	4.000%		07/01/22	100	105,641
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	5.000%		07/01/23	100	110,970

					1,437,497

District of Columbia — 1.6%
District of Columbia Friendship Public Charter School, Revenue	3.550%		06/01/22	795	817,896
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000%		07/01/23	275	309,037
Metropolitan Washington Airports Authority, Revenue, AMT	5.000%		10/01/26	1,000	1,213,620

					2,340,553

Florida — 6.9%
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%		12/01/23	150	171,104

City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%	12/01/25	400	466,680
Cityplace Community Development District, Special Assessment, Rfdg	5.000%	05/01/20	740	791,275
County of Broward Airport System, Revenue, AMT	5.000%	10/01/25	250	299,192
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000%	04/01/21	40	42,267
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000%	11/15/26	500	534,620
Lakewood Ranch Stewardship District, Special Assessment	4.000%	05/01/21	400	405,192
Lakewood Ranch Stewardship District, Special Assessment	4.250%	05/01/25	400	407,296
Lakewood Ranch Stewardship District, Special Assessment	4.250%	05/01/26	250	256,630
Lakewood Ranch Stewardship District, Special Assessment	4.625%	05/01/27	500	522,170
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg, 144A	3.950%	12/15/21	250	256,700
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000%	05/01/27	1,000	1,083,750
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250%	10/01/21	80	86,903
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	300	358,866
Village Community Development District No. 4, Special Assessment, Revenue, Rfdg	4.125%	05/01/21	95	100,539
Village Community Development District No. 5, Phase I, Special Assessment, Revenue, Rfdg	3.000%	05/01/21	160	163,539
Village Community Development District No. 6, Special Assessment, Revenue, Rfdg	3.000%	05/01/20	150	153,600
Village Community Development District No. 6, Special Assessment, Revenue, Rfdg	3.000%	05/01/21	170	174,393
Village Community Development District No. 6, Special Assessment, Revenue, Rfdg	4.000%	05/01/26	250	270,785
Village Community Development District No. 7, Special Assessment, Revenue, Rfdg	4.000%	05/01/21	480	508,517
Village Community Development District No. 7, Special Assessment, Revenue, Rfdg	4.000%	05/01/24	870	947,508
Village Community Development District No. 7, Special Assessment, Revenue, Rfdg	4.000%	05/01/25	240	261,946
Village Community Development District No. 7, Special Assessment, Revenue, Rfdg	4.000%	05/01/26	285	308,096
Village Community Development District No. 10, Special Assessment, Revenue	4.500%	05/01/23	315	338,137
Village Community Development District No. 11, Special Assessment, Revenue	3.250%	05/01/19	380	385,548
Village Community Development District No. 12, Special Assessment, Revenue	2.875%	05/01/21	500	508,590

				9,803,843

Georgia — 0.5%
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000%	04/01/22	625	692,312

Guam — 1.3%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000%	07/01/20	400	426,036
Territory of Guam, Revenue, Series A	5.000%	01/01/23	250	273,130
Territory of Guam, Revenue, Series D, Rfdg	5.000%	11/15/21	1,100	1,205,831

				1,904,997

Hawaii — 0.7%
State of Hawaii Department of Budget & Finance, Revenue, Hawaii Electric Co., AMT, Rfdg	3.100%	05/01/26	1,000	1,024,370

Idaho — 1.5%
County of Nez Perce, Revenue, Rfdg	2.750%	10/01/24	1,000	996,920
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue, Rfdg	5.000%	09/01/22	1,000	1,087,720

				2,084,640

Illinois — 18.5%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000%	12/01/18	350	355,478
Chicago Board of Education, Dedicated Revenues, GO, Rfdg	5.000%	12/01/18	1,025	1,041,041
Chicago Board of Education, Series A, GO, AMBAC, Rfdg	5.500%	12/01/23	315	348,607
Chicago Board of Education, Series A, NATL, GO, Rfdg	5.000%	12/01/18	160	163,126
Chicago Board of Education, Series F, GO, Rfdg	5.000%	12/01/19	280	289,526
Chicago Board of Education, Series F, GO, Rfdg	5.000%	12/01/22	1,000	1,059,700
Chicago Board of Education, Series, GO, Rfdg (Pre-refunded date 12/01/19)(ee)	5.000%	12/01/19	70	74,352
Chicago O’Hare International Airport, Revenue, General Senior Lien, Series D, AMT	5.000%	01/01/26	300	358,842
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000%	01/01/23	200	227,466
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000%	06/01/22	1,630	1,780,286
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000%	01/01/20	20	20,067
City of Chicago, Series A, GO	4.000%	12/01/18	250	254,170
City of Chicago, Series A, GO	5.000%	01/01/20	200	209,628
City of Chicago, Series A, GO, AGM, Rfdg	5.000%	01/01/21	50	50,115
City of Chicago, Series A, GO, Rfdg	5.000%	01/01/24	335	347,680
City of Chicago, Series B, GO, Rfdg	5.000%	01/01/19	750	769,275
City of Chicago, Series B, GO, Rfdg	5.000%	01/01/23	370	403,011
City of Chicago, Series C, GO, Rfdg	5.000%	01/01/22	780	843,508
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000%	01/01/20	1,120	1,162,907
City of Chicago Wastewater Transmission, Revenue, Second Lien, Rfdg	5.000%	01/01/25	350	386,151
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series A, Rfdg	4.000%	01/01/18	200	200,000
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series C, Rfdg	5.000%	01/01/22	965	1,065,447
City of Chicago Waterworks, Revenue, Second Lien	4.000%	11/01/24	110	117,923
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%	11/01/21	250	266,333
City of Chicago Waterworks, Revenue, Second Lien, AGM, Rfdg	4.250%	11/01/18	250	255,298
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000%	11/01/19	490	508,478
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000%	11/01/20	1,065	1,121,147
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%	11/01/20	385	415,815
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%	11/01/22	195	218,923
City of Chicago Waterworks, Revenue, Second Lien, Series 2017-2, Rfdg	5.000%	11/01/24	270	312,301
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000%	03/01/22	275	305,797
County of Cook, Series A, GO, Rfdg	5.000%	11/15/23	1,000	1,142,640

Illinois Finance Authority, Presbyterian Homes, Revenue, Series B, Rfdg (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	2.303	%(c)	05/01/36	500	500,600
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500%		11/01/18	30	30,963
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000	%(cc)	11/01/30	350	372,614
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg (Pre-refunded date 05/15/18)(ee)	4.500%		05/15/20	5	5,057
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg (Pre-refunded date 05/15/18)(ee)	4.500%		05/15/20	170	171,936
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000%		08/15/23	600	611,190
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000%		08/15/19	155	161,223
Railsplitter Tobacco Settlement Authority, Revenue	5.000%		06/01/24	500	568,535
Railsplitter Tobacco Settlement Authority, Revenue	5.375%		06/01/21	680	759,349
State of Illinois, GO	5.000%		02/01/22	200	212,318
State of Illinois, GO, Rfdg	5.000%		08/01/18	75	76,098
State of Illinois, GO, Rfdg	5.000%		02/01/24	500	539,590
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000%		01/01/20	200	211,150
State of Illinois, Series A, GO	4.000%		01/01/23	360	364,777
State of Illinois, Series A, GO	5.000%		04/01/20	130	135,597
State of Illinois, Series A, GO, AGM	4.000%		09/01/22	150	150,882
State of Illinois, Series B, GO, Rfdg	5.250%		01/01/21	715	755,905
State of Illinois, Series D	5.000%		11/01/22	1,250	1,337,725
State of Illinois, Revenue	5.000%		06/15/24	480	545,496
State of Illinois, Revenue, GO, AGM, Rfdg	4.000%		01/01/20	525	543,968
State of Illinois, Revenue, Junior Series D, BAM, Rfdg	5.000%		06/15/25	1,325	1,567,647
State of Illinois, Revenue, Series A, GO	4.000%		06/15/19	150	154,352
University of Illinois, Revenue, Series A, Rfdg	5.000%		04/01/26	425	488,006

					26,340,016

Indiana — 0.6%
Gary Chicago International Airport Authority, Revenue, AMT	5.000%		02/01/20	835	880,992

Iowa — 0.7%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000%		12/01/19	540	559,494
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500%		12/01/22	415	423,192

					982,686

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.000%		06/01/18	120	121,379
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%		06/01/20	500	531,605

					652,984

Louisiana — 1.9%
City of New Orleans, GO, Rfdg	5.000%		12/01/22	100	113,714
City of New Orleans, GO, Rfdg	5.000%		12/01/23	150	173,699
City of New Orleans Sewerage Service, Revenue	5.000%		06/01/23	300	343,614
City of New Orleans Sewerage Service, Revenue	5.000%		06/01/24	200	233,180
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000%		05/15/22	265	297,378
Louisiana State Citizens Property Insurance Corp., Revenue, AGM, Rfdg	5.000%		06/01/21	750	825,382

New Orleans Sewerage Service, Revenue, Rfdg	5.000%		06/01/19	400	417,980
New Orleans Sewerage Service, Revenue, Rfdg	5.000%		06/01/20	350	375,445

					2,780,392

Maryland — 0.7%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000%		07/01/18	400	405,932
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%		07/01/20	100	108,640
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%		07/01/21	100	109,440
Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000%		06/01/24	350	390,974

					1,014,986

Massachusetts — 0.2%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000%		04/15/20	325	335,377

Michigan — 0.9%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000%		07/01/18	640	645,920
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000%		07/01/22	400	442,620
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500%		12/01/20	160	164,834

					1,253,374

Minnesota — 0.9%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000%		07/01/22	480	497,995
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project (Escrowed to Maturity date 11/15/20)(ee)	5.000%		11/15/20	500	544,645
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000%		09/01/19	185	193,584

					1,236,224

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150%		02/01/19	500	500,635
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000%		05/01/19	125	130,948

					631,583

Nebraska — 0.8%
Central Plains Energy Project, Revenue, Project #3, Series A, Rfdg	5.000%		09/01/25	1,000	1,164,200

Nevada — 1.1%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000%		07/01/21	500	548,080
County of Washoe, Sierra Pacific Power Co., Revenue, Series B, Rfdg (Mandatory Put Date 06/01/22)	3.000	%(cc)	03/01/36	1,000	1,032,170

					1,580,250

New Jersey — 8.3%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%		11/01/19	500	515,750
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000%		06/15/21	625	672,044
New Jersey Building Authority, Revenue, Series A, Rfdg (Pre-refunded date 06/15/21)(ee)	5.000%		06/15/21	60	66,415
New Jersey Economic Development Authority, Revenue, Police Barracks Project	4.750%		06/15/19	245	253,190
New Jersey Economic Development Authority, Revenue, Port Newark Container, AMT, Rfdg	5.000%		10/01/21	500	531,500
New Jersey Economic Development Authority, Revenue, Provident Group-Rowan Properties LLC, Series A	5.000%		01/01/23	500	553,640
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000%		09/01/18	85	86,647
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg (Escrowed to Maturity date 03/01/19)(ee)	5.000%		03/01/19	150	155,911
New Jersey Economic Development Authority, Revenue, Series XX, Rfdg	5.000%		06/15/22	800	873,496
New Jersey Economic Development Authority, Revenue, Sub-Series A, Rfdg	4.000%		07/01/22	500	520,235
New Jersey Economic Development Authority, Revenue, Transit Project Sublease, Series A, Rfdg	5.000%		05/01/19	275	284,388
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875%		09/15/19	990	1,022,561
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500%		07/01/20	310	326,365
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250%		07/01/19	150	154,295
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000%		07/01/19	235	244,304
New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg	5.000%		07/01/23	500	576,840
New Jersey Health Care Facilities Financing Authority, Revenue, Virtua Health, Rfdg	5.000%		07/01/21	125	138,364
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%		06/15/19	100	103,697
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500%		12/15/21	175	195,326
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500%		12/15/20	200	217,434
New Jersey Transportation Trust Fund Authority, Revenue, Series B, Rfdg	5.250%		12/15/19	440	463,316
New Jersey Turnpike Authority, Revenue, Variable, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	1.652	%(c)	01/01/24	1,000	1,005,060
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/20	100	108,464
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/21	350	388,087
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625%		06/01/26	2,355	2,362,536

					11,819,865

New York — 3.7%
New York State Dormitory Authority, Revenue, Orange Regional Medical Center, 144A	5.000%		12/01/21	500	544,340
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000	%(cc)	02/01/29	500	500,560
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%		01/01/22	1,000	1,106,110

New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%		01/01/23	1,000	1,121,190
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%		12/01/20	1,510	1,616,198
Port Authority of New York & New Jersey, Revenue, Series 188, AMT, Rfdg	5.000%		05/01/23	325	373,146

					5,261,544

North Carolina — 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000%		10/01/20	500	534,175

North Dakota — 0.4%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg (Pre-refunded date 07/01/20)(ee)	4.000%		07/01/20	500	525,585

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%		06/01/24	3,095	2,948,018
County of Cuyahoga, Revenue, MetroHealth System, Rfdg	5.000%		02/15/25	695	785,823
Ohio Air Quality Development Authority, Revenue, Pratt Paper LLC Project, AMT, 144A	3.750%		01/15/28	500	519,080

					4,252,921

Oklahoma — 0.2%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000	%(cc)	06/01/35	250	273,603

Oregon — 0.1%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000%		10/01/19	215	222,559

Pennsylvania — 3.7%
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750%		10/01/24	445	457,273
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000%		12/01/23	500	585,050
Hospitals & Higher Education Facilities Authority (The), Revenue, Temple University Health System, Rfdg	5.000%		07/01/26	1,500	1,723,485
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co., AMT, Rfdg, (Mandatory Put Date 04/01/20)	2.700	%(cc)	10/01/34	1,000	1,003,450
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000%		01/01/18	800	800,000
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000%		07/01/20	470	485,223
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000%		12/31/18	250	257,623

					5,312,104

Puerto Rico — 0.1%
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%		08/01/18	105	106,565

Rhode Island — 0.8%
Tobacco Settlement Financing Corp., Revenue, Senior Series 1A, Rfdg	5.000%		06/01/24	710	820,441
Tobacco Settlement Financing Corp., Revenue, Series A, Rfdg	5.000%		06/01/22	265	296,026

					1,116,467

South Carolina — 0.2%
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000%		12/01/24	280	309,442

Tennessee — 1.7%
Memphis-shelby County Industrial Development Board, Senior Tax Project, Rfdg	4.750%		07/01/27	650	681,909
Tennessee Energy Acquisition Corp., Revenue, Project, Series A (Mandatory Put Date 05/01/23)	4.000	%(cc)	05/01/48	750	821,452
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%		09/01/23	515	594,310
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000%		02/01/20	270	286,230

					2,383,901

Texas — 12.0%
Austin Convention Enterprises, Inc., Revenue, First Tier Convention Center, Rfdg	5.000%		01/01/31	600	698,610
Austin Convention Enterprises, Inc., Revenue, Second Tier Convention Center, Rfdg	5.000%		01/01/25	650	753,681
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000%		07/15/24	500	570,380
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000%		12/01/21	1,000	1,061,120
Central Texas Regional Mobility Authority, Revenue, Rfdg	5.000%		01/01/26	1,000	1,184,120
Central Texas Regional Mobility Authority, Revenue, Senior Lien, Series A, Rfdg	5.000%		01/01/23	1,000	1,135,800
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%		01/01/21	180	195,511
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750%		08/15/22	420	450,139
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%		08/15/18	115	117,517
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc. (Escrowed to Maturity date 08/15/21)(ee)	5.500%		08/15/31	410	462,878
Clifton Higher Education Finance Corp., Revenue, Idea Public Schools, Series B	4.000%		08/15/23	610	666,016
Dallas County Flood Control District No. 1, Revenue, GO, Rfdg, 144A	5.000%		04/01/20	750	785,287
Dallas/Fort Worth International Airport, Revenue, Series B, AMT	5.000%		11/01/22	450	508,059
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000%		09/01/20	200	207,358
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/22	150	164,252
Decatur Hospital Authority, Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/23	150	165,672
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000%		02/15/22	90	93,179
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000%		08/15/22	485	541,357
Lower Neches Valley Authority Industrial Development Corp., Revenue, Variable, ExxonMobil International Holdings, Inc.,	1.800	%(cc)	11/01/38	600	600,000
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000%		04/01/21	300	319,335

New Hope Cultural Education Facilities Finance Corp., Revenue, Jubilee Academic Center Project, 144A	4.250%		08/15/27	500	504,440
New Hope Cultural Education Facilities Finance Corp., Revenue, MRC Crestview, Rfdg	4.000%		11/15/26	1,060	1,096,793
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000%		01/01/21	100	109,104
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Barton Creek Senior Living Center, Rfdg	5.000%		11/15/20	450	484,155
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000%		10/01/29	630	699,886
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series A	5.250%		12/15/19	100	106,125
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series B, 3 Month LIBOR + 0.700%	1.780	%(c)	12/15/26	825	806,932
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250%		12/15/26	1,005	1,207,286
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue, 3 Month LIBOR + 0.870%	1.934	%(c)	09/15/27	1,515	1,454,355

					17,149,347

Utah — 0.4%
Salt Lake City Corp. Airport, Revenue, Series A, AMT	5.000%		07/01/22	250	282,200
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300%		04/15/25	240	242,066

					524,266

Vermont — 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000%		05/01/21	100	106,612

Virginia — 0.9%
Virginia College Building Authority, Revenue, Marymount University Project, Series A, Rfdg, 144A	5.000%		07/01/20	525	554,458
Virginia College Building Authority, Revenue, Marymount University Project, Series B, 144A	5.000%		07/01/20	500	528,055
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250%		07/01/22	150	163,359

					1,245,872

Washington — 0.6%
Skagit County Public Hospital District No. 1, Revenue, Rfdg	4.000%		12/01/22	500	523,830
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000%		07/01/20	300	321,414

					845,244

West Virginia — 0.5%
Monongalia County Commission Special District, Revenue, Series A, Rfdg, 144A	4.500%		06/01/27	250	251,382
West Virginia Economic Development Authority, Revenue, Morgantown Energy Association, AMT, Rfdg	2.875%		12/15/26	450	444,105

					695,487

Wisconsin — 2.7%
Public Finance Authority, Revenue, Bancroft Neurohealth Project, Series A, Rfdg, 144A	5.000%		06/01/23	500	541,795
Public Finance Authority, Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg	5.000%		01/01/24	1,000	1,115,370

Public Finance Authority, Revenue, Series E, AMT, Rfdg	5.000%	07/01/23	2,000	2,180,060

				3,837,225

TOTAL INVESTMENTS — 99.1% (cost $140,261,737)				141,369,659
Other assets in excess of liabilities — 0.9%				1,264,295

NET ASSETS — 100.0%				$142,633,954

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alaska	$—	$3,823,138	$—
Arizona	—	6,470,050	—
California	—	8,285,521	—
Colorado	—	5,165,320	—
Connecticut	—	2,961,570	—
Delaware	—	1,437,497	—
District of Columbia	—	2,340,553	—
Florida	—	9,803,843	—
Georgia	—	692,312	—
Guam	—	1,904,997	—
Hawaii	—	1,024,370	—
Idaho	—	2,084,640	—
Illinois	—	26,340,016	—
Indiana	—	880,992	—
Iowa	—	982,686	—
Kentucky	—	652,984	—
Louisiana	—	2,780,392	—
Maryland	—	1,014,986	—
Massachusetts	—	335,377	—
Michigan	—	1,253,374	—
Minnesota	—	1,236,224	—
Missouri	—	631,583	—
Nebraska	—	1,164,200	—
Nevada	—	1,580,250	—
New Jersey	—	11,819,865	—
New York	—	5,261,544	—

North Carolina	—	534,175	—
North Dakota	—	525,585	—
Ohio	—	4,252,921	—
Oklahoma	—	273,603	—
Oregon	—	222,559	—
Pennsylvania	—	5,312,104	—
Puerto Rico	—	106,565	—
Rhode Island	—	1,116,467	—
South Carolina	—	309,442	—
Tennessee	—	2,383,901	—
Texas	—	17,149,347	—
Utah	—	524,266	—
Vermont	—	106,612	—
Virginia	—	1,245,872	—
Washington	—	845,244	—
West Virginia	—	695,487	—
Wisconsin	—	3,837,225	—

Total	$—	$141,369,659	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential US Real Estate Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Diversified REITs — 6.3%
American Assets Trust, Inc.	7,293	$278,884
Empire State Realty Trust, Inc., (Class A Stock)	19,082	391,754
Forest City Realty Trust, Inc., (Class A Stock)	33,438	805,856

		1,476,494

Health Care REITs — 11.3%
Community Healthcare Trust, Inc.	14,480	406,888
MedEquities Realty Trust, Inc.	22,918	257,140
Medical Properties Trust, Inc.	36,336	500,710
Physicians Realty Trust	21,034	378,402
Ventas, Inc.	4,991	299,510
Welltower, Inc.	12,480	795,849

		2,638,499

Hotel & Resort REITs — 7.4%
DiamondRock Hospitality Co.	49,507	558,934
MGM Growth Properties LLC, (Class A Stock)	14,597	425,503
Park Hotels & Resorts, Inc.	14,456	415,610
Sunstone Hotel Investors, Inc.	20,251	334,749

		1,734,796

Industrial REITs — 11.5%
Duke Realty Corp.	28,433	773,662
First Industrial Realty Trust, Inc.	13,521	425,506
Prologis, Inc.	7,493	483,373
Rexford Industrial Realty, Inc.	18,770	547,333
STAG Industrial, Inc.	17,178	469,475

		2,699,349

Office REITs — 13.0%
Boston Properties, Inc.	3,191	414,926
Brandywine Realty Trust	12,584	228,903
Columbia Property Trust, Inc.	12,210	280,219
Highwoods Properties, Inc.	4,495	228,840
Hudson Pacific Properties, Inc.	21,813	747,095
JBG SMITH Properties	10,223	355,045
Kilroy Realty Corp.	5,757	429,760
Piedmont Office Realty Trust, Inc., (Class A Stock)	17,657	346,254

		3,031,042

Residential REITs — 19.6%
American Campus Communities, Inc.	4,048	166,089
American Homes 4 Rent, (Class A Stock)	18,689	408,168
AvalonBay Communities, Inc.	5,517	984,288
Camden Property Trust	7,245	666,975
Education Realty Trust, Inc.	9,754	340,610
Equity LifeStyle Properties, Inc.	7,238	644,327
Equity Residential	13,322	849,544
Mid-America Apartment Communities, Inc.	5,074	510,241

		4,570,242

Retail REITs — 13.5%
Federal Realty Investment Trust	3,793	503,748
Macerich Co. (The)	1,741	114,349
Realty Income Corp.	5,336	304,259
Retail Properties of America, Inc., (Class A Stock)	25,044	336,591
Simon Property Group, Inc.	7,747	1,330,470
Taubman Centers, Inc.	8,617	563,810

		3,153,227

Specialized REITs — 15.7%
CoreSite Realty Corp.	2,652	302,063
CubeSmart	12,349	357,133
Digital Realty Trust, Inc.	4,868	554,465
EPR Properties	3,778	247,308
Equinix, Inc.	2,628	1,191,062
Four Corners Property Trust, Inc.	18,679	480,050
Public Storage	2,600	543,400

		3,675,481

TOTAL LONG-TERM INVESTMENTS (cost $19,999,694)		22,979,130

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $296,304)(w)	296,304	296,304

TOTAL INVESTMENTS — 99.6% (cost $20,295,998)		23,275,434
Other assets in excess of liabilities — 0.4%		104,966

NET ASSETS — 100.0%		$23,380,400

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$1,476,494	$—	$—
Health Care REITs	2,638,499	—	—
Hotel & Resort REITs	1,734,796	—	—
Industrial REITs	2,699,349	—	—
Office REITs	3,031,042	—	—
Residential REITs	4,570,242	—	—
Retail REITs	3,153,227	—	—
Specialized REITs	3,675,481	—	—
Affiliated Mutual Fund	296,304	—	—

Total	$23,275,434	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedules of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
GO	General Obligation
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
REIT(s)	Real Estate Investment Trust(s)
Rfdg	Refunding
SPDR	Standard & Poor’s Depository Receipts

Notes to Schedules of Investments

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when recent transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Short Sales: Certain Funds may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date February 16, 2018

*	Print the name and title of each signing officer under his or her signature.